Connors Hedge Equity Fund
Schedule of Investments
February 28, 2022 - (Unaudited)
COMMON STOCKS — 94.44% Shares Fair Value
Communications — 7.41%
Alphabet, Inc., Class A
(a)(b)
100 $ 270,114
Verizon Communications, Inc. 3,565 191,334
Walt Disney Co. (The)
(a)(b)
1,300 192,998
654,446
Consumer Discretionary — 10.87%
General Motors Co.
(a)(b)
3,250 151,840
Lowe's Cos., Inc.
(b)
775 171,322
McDonald's Corp.
(b)
775 189,697
NIKE, Inc., Class B
(b)
750 102,413
Target Corp.
(b)
700 139,839
TJX Cos., Inc. (The)
(b)
3,100 204,909
960,020
Consumer Staples — 6.29%
Costco Wholesale Corp.
(b)
400 207,700
PepsiCo, Inc.
(b)
1,100 180,114
Procter & Gamble Co. (The)
(b)
1,075 167,582
555,396
Energy — 3.51%
Chevron Corp.
(b)
2,150 309,600
Financials — 11.14%
American Express Co.
(b)
1,050 204,267
Chubb Ltd.
(b)
1,050 213,822
Goldman Sachs Group, Inc. (The)
(b)
500 170,645
PNC Financial Services Group, Inc.
(The)
(b)
870 173,348
Wells Fargo & Co.
(b)
4,145 221,218
983,300
Health Care — 17.16%
Abbott Laboratories
(b)
2,200 265,364
AbbVie, Inc.
(b)
1,500 221,655
Eli Lilly & Co.
(b)
825 206,209
Johnson & Johnson
(b)
1,065 175,267
Merck & Co., Inc.
(b)
1,800 137,844
Stryker Corp.
(b)
860 226,481
UnitedHealth Group, Inc.
(b)
430 204,624
Zoetis, Inc.
(b)
400 77,460
1,514,904
Industrials — 9.33%
Eaton Corp., PLC
(b)
1,300 200,577
Emerson Electric Co.
(b)
2,275 211,392
Honeywell International, Inc.
(b)
750 142,313
Raytheon Technologies Corp.
(b)
2,625 269,588
823,870
Materials — 4.30%
DuPont de Nemours, Inc.
(b)
2,400 185,688

Connors Hedge Equity Fund
Schedule of Investments (continued)
February 28, 2022 - (Unaudited)
COMMON STOCKS — 94.44% - continued Shares Fair Value
Materials — 4.30% - continued
Linde PLC
(b)
660 $ 193,538
379,226
Real Estate — 2.13%
Realty Income Corp.
(b)
2,850 188,357
Technology — 20.50%
Adobe, Inc.
(a)(b)
355 166,026
Apple, Inc.
(b)
3,060 505,267
Cisco Systems, Inc.
(b)
3,835 213,878
Microsoft Corp.
(b)
1,150 343,608
Palo Alto Networks, Inc.
(a)(b)
275 163,419
QUALCOMM, Inc.
(b)
1,375 236,486
Visa, Inc., Class A
(b)
840 181,541
1,810,225
Utilities — 1.80%
NextEra Energy, Inc.
(b)
2,025 158,497
Total Common Stocks (Cost $8,276,036) 8,337,841
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
PUT OPTIONS PURCHASED — 0.54%
S&P 500 Index 3 $ 1,312,182 $ 4,400.00 April 2022 $ 48,105
Total Put Options Purchased (Cost $33,954) 48,105
Total Investments — 94.98% (Cost $8,309,990) 8,385,946
Other Assets in Excess of Liabilities — 5.02% 442,817
NET ASSETS — 100.00% $ 8,828,763
(a) Non-income producing security.
(b) All or a portion of the security is held as collateral for written options.

Connors Hedge Equity Fund
Schedule of Open Written Options Contracts
February 28, 2022 - (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
WRITTEN OPTIONS (1.45)%
WRITTEN CALL OPTIONS (1.26)%
Abbott Laboratories (15) $ 180,930 $ 135.00 May 2022 $ (1,980)
AbbVie, Inc. (2) 29,554 155.00 May 2022 (685)
AbbVie, Inc. (8) 118,216 145.00 May 2022 (6,320)
Adobe Systems, Inc. (2) 93,536 545.00 March 2022 (163)
Alphabet, Inc. (1) 270,114 2,800.00 April 2022 (6,980)
American Express Co. (5) 97,270 175.00 April 2022 (11,174)
Apple, Inc. (17) 280,704 180.00 April 2022 (2,125)
Chevron Corp. (13) 187,200 135.00 April 2022 (15,405)
Chubb Ltd. (6) 122,184 210.00 May 2022 (4,350)
Cisco Systems, Inc. (28) 156,156 60.00 March 2022 (378)
Costco Wholesale Corp. (2) 103,850 525.00 April 2022 (3,809)
DuPont de Nemours, Inc. (16) 123,792 85.00 April 2022 (1,560)
Eaton Corp. PLC (6) 92,574 165.00 April 2022 (1,110)
Eaton Corp. PLC (3) 46,287 175.00 April 2022 (128)
Eli Lilly & Co. (4) 99,980 260.00 April 2022 (2,390)
Emerson Electric Co. (9) 83,628 95.00 March 2022 (1,282)
Emerson Electric Co. (5) 46,460 100.00 March 2022 (125)
General Motors Co. (6) 28,032 62.50 March 2022 (15)
General Motors Co. (12) 56,064 57.50 April 2022 (348)
General Motors Co. (3) 14,016 62.50 April 2022 (33)
Goldman Sachs Group Inc.
(The) (3) 102,387 370.00 April 2022 (1,523)
Honeywell International, Inc. (3) 56,925 210.00 March 2022 (71)
Honeywell International, Inc. (2) 37,950 220.00 March 2022 (23)
Johnson & Johnson (5) 82,285 175.00 April 2022 (490)
Linde PLC (2) 58,648 330.00 April 2022 (410)
Linde PLC (2) 58,648 340.00 April 2022 (235)
Lowe's Cos., Inc. (5) 110,530 250.00 March 2022 (165)
McDonald's Corp. (2) 48,954 260.00 March 2022 (115)
McDonald's Corp. (4) 97,908 270.00 March 2022 (56)
Merck & Co., Inc. (12) 91,896 85.00 April 2022 (282)
Microsoft Corp. (7) 209,153 325.00 April 2022 (2,293)
NextEra Energy, Inc. (8) 62,616 75.00 March 2022 (3,400)
NextEra Energy, Inc. (3) 23,481 80.00 March 2022 (375)
NIKE, Inc. (2) 27,310 155.00 March 2022 (31)
NIKE, Inc. (2) 27,310 160.00 March 2022 (15)
Palo Alto Networks, Inc. (2) 118,850 560.00 March 2022 (9,349)
PepsiCo, Inc. (3) 49,122 180.00 April 2022 (149)
PepsiCo, Inc. (5) 81,870 185.00 April 2022 (143)
PNC Financial Services Group
Inc. (The) (4) 79,700 220.00 March 2022 (190)
Procter & Gamble Co. (The) (2) 31,178 165.00 March 2022 (97)
Procter & Gamble Co. (The) (5) 77,945 175.00 April 2022 (148)
QUALCOMM, Inc. (8) 137,592 195.00 March 2022 (464)
Raytheon Technologies Corp. (15) 154,050 95.00 May 2022 (15,974)
Realty Income Corp. (15) 99,135 70.00 March 2022 (225)

Connors Hedge Equity Fund
Schedule of Open Written Options Contracts (continued)
February 28, 2022 - (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
WRITTEN OPTIONS (1.45)% (continued)
WRITTEN CALL OPTIONS (1.26)% (continued)
Stryker Corp. (3) $ 79,005 $ 260.00 March 2022 $ (2,835)
Stryker Corp. (2) 52,670 270.00 March 2022 (830)
Target Corp. (5) 99,885 240.00 April 2022 (582)
TJX Cos., Inc. (The) (9) 59,490 75.00 April 2022 (383)
TJX Cos., Inc. (The) (12) 79,320 77.50 April 2022 (258)
UnitedHealth Group, Inc. (2) 95,174 490.00 March 2022 (1,035)
Visa, Inc. (2) 43,224 215.00 April 2022 (2,120)
Visa, Inc. (2) 43,224 235.00 April 2022 (560)
Walt Disney Co. (The) (2) 29,692 145.00 April 2022 (1,725)
Walt Disney Co. (The) (2) 29,692 150.00 April 2022 (1,160)
Walt Disney Co. (The) (3) 44,538 160.00 April 2022 (680)
Wells Fargo & Co. (26) 138,762 60.00 May 2022 (2,808)
Zoetis, Inc. (1) 19,365 210.00 April 2022 (193)
Zoetis, Inc. (2) 38,730 220.00 April 2022 (140)
Total Written Call Options (Premiums Received
$102,910) (111,892)
WRITTEN PUT OPTIONS (0.19)%
S&P 500 Index (3) (1,312,182) 4,000.00 April 2022 (16,785)
Total Written Put Options (Premiums Received
$19,641) (16,785)
Total Written Options (Premiums Received
$122,551) $ (128,677)